Offerings - Offering: 1	Nov. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the 2026 Inducement Plan
Amount Registered | shares	900,000
Proposed Maximum Offering Price per Unit	54.37
Maximum Aggregate Offering Price	$ 48,933,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,257.17
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement on Form S-8, or the Registration Statement, shall also cover any additional shares of common stock, par value $0.0001 per share, or the Common Stock, of MBX Biosciences, Inc., or the Company, which become issuable by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of Common Stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. Represents 900,000 additional shares of Common Stock authorized for issuance under the 2026 Inducement Plan, effective as of March 11, 2026. Proposed maximum offering price per share estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of $54.37, the average of the high and low prices of the registrant's Common Stock as reported on the Nasdaq Global Select Market on November 4, 2026.